Accounts Receivable, Net (Tables)	6 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31,	June 30,
	2024	2024
	(Unaudited)
Total trade accounts receivable	$14,578,141	$15,518,614
Less: allowance for expected credit losses	(2,388,452)	(2,561,803)
Total accounts receivable, net	12,189,689	12,956,811
Accounts receivable - current	11,662,750	12,286,665
Accounts receivable - non-current	$526,939	$670,146

Schedule of Accounts Receivable – Non-Current Portion of Warranty Retainage by Due Date

Accounts receivable – non-current is the non-current portion of warranty retainage as of December 31, 2024, as follows by due date:

Due date of accounts receivable - non current	Amount
1-2years	$340,036
2-3years	108,294
>3 years	78,609
Total	$526,939

Schedule of Warranty Retainage in Accounts Receivable

As of December 31, 2024 and June 30, 2024, warranty retainage included in total accounts receivable was approximately $2.84 million and $3.02 million, respectively.

Due date of warranty retainage as of December 31, 2024	Amount
Within 1 year	$2,313,993
1-2years	340,036
2-3years	108,294
>3 years	78,609
Total	$2,840,932

Schedule of Movement of the Allowance for Expected Credit Losses

The movement of the allowance for expected credit losses was follows:

	For the Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Balance at June 30	$(2,561,803)	$(1,596,858)
Current period addition	-	(216,180)
Reversal of allowance	151,398	-
Foreign exchange difference	21,953	(32,264)
Balance at December 31 (unaudited)	$(2,388,452)	$(1,845,302)